Fees Summary	Apr. 24, 2025 shares
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on April 22, 2025.
Narrative - Max Aggregate Offering Amount	11,550,000
Final Prospectus	true